UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

Dreyfus Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus AMT-Free Municipal Bond Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2017, Dreyfus AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of -3.57%, Class C shares returned -3.93%, Class I shares returned -3.45%, Class Y shares returned -3.38%, and Class Z shares returned -3.46%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of -2.80%.2

Municipal bonds produced moderate losses amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund lagged the Index, mainly due to a duration posture that was mildly longer than the Index.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by Dreyfus. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by Dreyfus.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Political and Technical Factors Fueled Market Volatility

After municipal bonds produced relatively strong returns earlier in 2016, volatility began to increase near the start of the reporting period when issuers came to market with a flood of new securities in anticipation of a short-term interest rate hike from the Federal Reserve Board. Market declines accelerated in November after the unexpected election of a new presidential administration, which immediately sparked uncertainty regarding potential changes in tax policy. Municipal bonds subsequently recouped some of their previous losses when investors recognized that tax reform will take time and political capital to enact. Nonetheless, the Index posted moderate losses for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Meanwhile, a growing U.S. economy continued to support credit conditions for most municipal bond issuers. Several states and municipalities are facing pressure from underfunded pension systems, but most have benefited from rising tax revenues and balanced operating budgets.

Interest Rate Strategies Dampened Relative Results

The fund’s relative performance was constrained by its average duration, which we had set in a position that was mildly longer than the Index. Although this positioning helped the fund participate more fully in the market rally later in the reporting period, it made the fund more sensitive to rising interest rates during the sell-off in November. In addition, the fund’s emphasis on municipal bonds with longer term maturities and a correspondingly underweighted position in short-term securities hindered relative performance.

Our security selection strategy produced better relative results. an overweighted position in revenue-backed bonds and underweighted exposure to general obligation bonds bolstered relative results, and the fund achieved especially favorable results from securities issued on behalf of airports, hospitals, and the states’ settlement of litigation with U.S. tobacco companies. However, securities backed by public utilities, water-and-sewer facilities, and special taxes weighed on relative results to a degree.

Near Term Challenges May Create Long Term Opportunities

The national municipal bond market recently has shown signs of renewed strength, and market fundamentals have remained strong. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective, and the reinvestment of interest payments helped support bond prices in January. However, we are aware that seasonal factors tend to weigh on market averages in the spring, when selling pressure increases to raise cash for income tax payments. Therefore, we currently intend to adopt a more tactical approach as bouts of market volatility create opportunities to purchase municipal bonds at attractive prices.

As of the end of the reporting period, we have maintained the fund’s emphasis on revenue-backed municipal bonds. We also have retained relatively light exposure to general obligation bonds, particularly from states and municipalities that are struggling with public pension funding shortfalls. We have moderated the fund’s duration posture, but it has remained in a modestly long position in an effort to capture higher yields.

March 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds involve increased credit and liquidity risks compared with investment-grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I, Class Y, nor Class Z shares is subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through January 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. —The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus AMT-Free Municipal Bond Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.41	$7.05	$2.19	$2.19	$2.29
Ending value (after expenses)	$964.30	$960.70	$965.50	$966.20	$965.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$3.51	$7.25	$2.26	$2.26	$2.36
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.56	$1,022.46

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .47% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Long-Term Municipal Investments - 98.9%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.5%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000		5,367,800
Birmingham Water Works Board, Water Revenue	5.00	1/1/32	6,140,000		7,055,351
Birmingham Water Works Board, Water Revenue (Prerefunded)	5.00	1/1/21	1,395,000	[a]	1,587,217
Black Belt Energy Gas District, Gas Supply Revenue	4.00	6/1/21	5,000,000		5,394,050
Jefferson County, Limited Obligation School Warrants	5.00	1/1/24	1,000,000		1,003,870
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	14,000,000	[b]	11,061,820
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,500,000		2,897,275
				34,367,383
Alaska - .5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	5,200,000		4,903,392
Arizona - 1.1%
Arizona Board of Regents, Stimulus Plan for Economic and Educational Development Revenue (Arizona State University)	5.00	8/1/31	3,770,000		4,317,027
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/36	1,750,000	[c]	1,846,040
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	680,000		647,904
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	3,500,000		3,995,600
				10,806,571
California - 7.0%
Anaheim Housing and Public Improvements Authority, Revenue (Electric Utility Distribution System Refunding and Improvements)	5.00	10/1/29	2,400,000		2,732,424
Bay Area Toll Authority, San Francisco Bay Area Subordinate Lien Toll Bridge Revenue	5.00	4/1/43	3,900,000		4,361,136
California, Economic Recovery Bonds (Prerefunded)	5.00	7/1/19	2,000,000	[a]	2,187,120
California, GO (Various Purpose)	5.00	8/1/29	3,400,000		4,015,570

6

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.0% (continued)
California, GO (Various Purpose)	5.25	3/1/30	2,500,000		2,776,975
California, GO (Various Purpose)	5.50	11/1/35	3,575,000		4,063,238
California, GO (Various Purpose)	6.00	11/1/35	3,000,000		3,377,040
California Health Facilities Financing Authority, Revenue (Providence Saint Joseph Health)	4.00	10/1/36	5,000,000		5,075,600
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/27	5,260,000		6,160,354
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,000,000		5,449,050
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.00	12/1/36	2,750,000	[c]	2,884,860
Glendale Community College District, GO (Insured; National Public Finance Guarantee Corp.)	0.00	8/1/21	1,520,000	[d]	1,396,789
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	4,655,000		4,690,425
Los Angeles, Wastewater System Revenue	5.75	6/1/34	1,125,000		1,235,914
Los Angeles, Wastewater System Revenue (Prerefunded)	5.75	6/1/19	1,375,000	[a]	1,520,241
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/30	1,000,000		1,112,860
Sacramento County, Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,110,300
Sacramento County, Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,111,740
San Francisco City and County Public Utilities Commission, San Francisco Water Revenue (Prerefunded)	5.00	11/1/19	3,280,000	[a]	3,625,679
South Orange County Public Financing Authority, Special Tax Senior Lien Revenue (Ladera Ranch)	5.00	8/15/25	1,000,000		1,123,680
Successor Agency to the Redevelopment Agency of the City of Pittsburg, Subordinate Tax Allocation Revenue (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/29	2,020,000		2,339,968

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 7.0% (continued)
Tustin Unified School District Community Facilities District Number 97-1, Senior Lien Special Tax Bonds (Insured; Assured Guaranty Municipal Corp.) (Escrowed to Maturity)	0.00	9/1/21	1,615,000	[d]	1,506,375
University of California Regents, General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[a]	2,208,420
				68,065,758
Colorado - 3.0%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/43	15,000,000		16,580,700
Colorado Educational and Cultural Facilities Authority, Charter School Revenue (American Academy Project) (Prerefunded)	8.00	12/1/18	1,000,000	[a]	1,140,910
Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)	5.00	12/1/41	1,500,000		1,669,020
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	6.25	10/1/33	1,200,000		1,282,020
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.00	7/1/38	2,900,000		3,044,710
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	3,000,000		3,171,060
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue	5.00	12/1/31	1,500,000		1,681,920
E-470 Public Highway Authority, Senior Revenue	5.38	9/1/26	1,000,000		1,086,460
				29,656,800
Connecticut - 1.1%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	5,000,000		5,760,100
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/33	4,540,000		5,151,493
				10,911,593
District of Columbia - 1.2%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	29,600,000	[d]	3,948,936
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	4,000,000		4,407,960
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.25	7/1/29	1,750,000		1,892,835
Washington Metropolitan Area Transit Authority, Gross Transit Revenue	5.13	7/1/32	1,000,000		1,079,010
				11,328,741

8

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 7.3%
Broward County, Airport System Revenue	5.38	10/1/29	2,535,000		2,780,692
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	15,500,000		18,189,095
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/21	3,535,000		4,023,572
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/21	2,145,000		2,475,008
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/28	1,250,000		1,416,488
Florida Higher Educational Facilities Financing Authority, Educational Facilities Revenue (Nova Southeastern University Project)	5.00	4/1/35	1,500,000		1,614,525
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue	5.00	10/1/31	2,000,000		2,286,260
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue (Prerefunded)	6.25	10/1/19	3,260,000	[a]	3,689,114
Hillsborough County Aviation Authority, Customer Facility Charge Revenue (Tampa International Airport)	5.00	10/1/44	3,500,000		3,815,560
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/28	2,000,000		2,305,360
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/25	1,530,000		1,787,774
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,672,395
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,000,000		3,474,600
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/23	5,000,000		5,844,700
Miami-Dade County Expressway Authority, Toll System Revenue	5.00	7/1/39	5,000,000		5,574,150
Orlando-Orange County Expressway Authority, Revenue (Prerefunded)	5.00	7/1/20	2,620,000	[a]	2,939,614
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	1.07	11/15/23	2,075,000	[e]	1,966,062
Saint Johns County Industrial Development Authority, Revenue (Presbyterian Retirement Communities Project) (Prerefunded)	5.88	8/1/20	1,000,000	[a]	1,152,270
Tampa, Health System Revenue (BayCare Health System Issue)	5.00	11/15/46	3,500,000		3,895,675
				70,902,914

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 1.9%
Atlanta, Airport General Revenue	5.00	1/1/20	3,000,000		3,313,950
Atlanta, Water and Wastewater Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	11/1/18	1,200,000		1,291,320
Atlanta, Water and Wastewater Revenue (Prerefunded)	6.00	11/1/19	1,640,000	[a]	1,851,822
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,750,000		2,001,107
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	5,000,000		5,451,150
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	4,000,000		4,509,480
				18,418,829
Illinois - 11.8%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.25	1/1/31	7,500,000		8,338,275
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	7,300,000		8,092,415
Chicago, Second Lien Water Revenue	5.00	11/1/25	2,940,000		3,336,753
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,000,000		1,108,570
Chicago, Second Lien Water Revenue	5.00	11/1/28	1,455,000		1,621,248
Chicago, Second Lien Water Revenue (Insured; AMBAC)	5.00	11/1/32	3,000,000		3,009,090
Chicago Park District, Limited Tax GO (Insured; Build America Mutual Assurance Company)	5.00	1/1/29	2,895,000		3,160,732
Chicago Transit Authority, Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	4,000,000		4,253,800
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Bonds	5.00	12/1/24	3,000,000		3,530,250
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	3,000,000		3,288,330
Huntley, Special Service Area Number Nine, Special Tax Bonds (Insured; Assured Guaranty Corp.)	5.10	3/1/28	3,494,000		3,506,823
Illinois, Sales Tax Revenue	5.00	6/15/24	4,270,000		4,931,295
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/31	9,155,000		10,109,775
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	1,500,000		1,621,965

10

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 11.8% (continued)
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000		3,720,242
Illinois Finance Authority, Revenue (Rush University Medical Center Obligated Group)	5.00	11/15/34	3,000,000		3,280,590
Illinois Health Facilities Authority, Revenue (Delnor-Community Hospital) (Insured; Assured Guaranty Municipal Corp.)	5.25	5/15/27	6,000,000		6,212,880
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	3,900,000		4,384,107
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	4,000,000		4,455,920
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	3,500,000		3,566,570
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	11,500,000	[d]	1,736,155
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/52	4,800,000		4,841,856
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	3,100,000		3,503,837
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	7,600,000		8,646,444
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	7,500,000		8,350,275
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	2,500,000		2,694,550
				115,302,747
Indiana - 2.6%
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/28	1,150,000		1,352,492
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/29	1,225,000		1,430,923
Indiana Finance Authority, First Lien Wastewater Utility Revenue (CWA Authority Project) (Green Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/30	1,750,000		2,035,845
Indiana Health Facility Financing Authority, Revenue (Ascension Health Credit Group)	5.00	11/15/36	3,890,000		4,346,453
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	3,765,000		4,214,729

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Indiana - 2.6% (continued)
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	7,500,000	8,370,525
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/35	3,400,000	3,652,790
				25,403,757
Iowa - .9%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/33	5,105,000	5,744,095
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/23	2,500,000	2,940,550
				8,684,645
Kentucky - 1.1%
Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,324,750
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	4,000,000	4,510,520
				10,835,270
Louisiana - 1.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,834,600
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	3,250,000	3,542,077
New Orleans Aviation Board, Revenue (Insured; Assured Guaranty Corp.)	6.00	1/1/23	2,000,000	2,161,300
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	3,400,000	3,704,164
				12,242,141
Maine - .1%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,250,000	1,419,225
Maryland - 3.7%
Anne Arundel County, Consolidated General Improvements GO	5.00	4/1/24	1,520,000	1,756,618
Baltimore, Consolidated Public Improvement GO	5.00	10/15/24	1,480,000	1,687,629
Baltimore, Project Revenue (Wastewater Projects) (Prerefunded)	5.00	7/1/21	1,000,000	[a] 1,152,480

12

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 3.7% (continued)
Baltimore, Subordinate Project Revenue (Water Projects) (Prerefunded)	5.75	7/1/19	750,000	[a]	831,503
Howard County, COP	8.15	2/15/20	605,000		725,915
Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue	5.95	7/1/23	885,000		886,965
Maryland Economic Development Corporation, EDR (Terminal Project)	5.75	6/1/35	2,000,000		2,150,720
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	1,000,000		1,075,360
Maryland Economic Development Corporation, LR (Maryland Public Health Laboratory Project)	5.00	6/1/20	1,000,000		1,120,080
Maryland Economic Development Corporation, PCR (Potomac Electric Project)	6.20	9/1/22	2,500,000		2,741,925
Maryland Health and Higher Educational Facilities Authority, Revenue (Anne Arundel Health System Issue) (Prerefunded)	6.75	7/1/19	2,500,000	[a]	2,829,350
Maryland Health and Higher Educational Facilities Authority, Revenue (Charlestown Community Issue) (Prerefunded)	6.13	1/1/21	1,250,000	[a]	1,474,238
Maryland Health and Higher Educational Facilities Authority, Revenue (Goucher College Issue)	5.00	7/1/34	1,000,000		1,103,710
Maryland Health and Higher Educational Facilities Authority, Revenue (Greater Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000		1,688,190
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	1,000,000		1,094,730
Maryland Stadium Authority, Baltimore City Public Schools Construction and Revitalization Program Revenue	5.00	5/1/23	3,000,000		3,543,960
Montgomery County, Consolidated Public Improvement GO	5.00	12/1/24	5,250,000		6,388,725
Prince Georges County, Special Obligation Revenue (National Harbor Project)	5.20	7/1/34	2,900,000		2,928,420
University System of Maryland, Auxiliary Facility and Tuition Revenue (Prerefunded)	5.00	4/1/21	1,000,000	[a]	1,146,110
				36,326,628

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 2.8%
Massachusetts, Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/26	3,705,000		4,452,928
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	5,000,000		5,480,550
Massachusetts Development Finance Agency, Revenue (Brandeis University Issue)	5.00	10/1/25	2,175,000		2,383,213
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/30	4,420,000		5,104,216
Massachusetts Development Finance Agency, Revenue (Partners HeathCare System Issue)	5.00	7/1/31	4,710,000		5,406,138
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	1,750,000		1,971,060
Metropolitan Boston Transit Parking Corporation, Systemwide Senior Lien Parking Revenue	5.00	7/1/23	2,000,000		2,264,340
				27,062,445
Michigan - 5.2%
Brighton Area Schools, GO - Unlimited Tax (Insured; AMBAC)	0.00	5/1/20	1,055,000	[d]	992,534
Detroit Community High School, Public School Academy Revenue	5.75	11/1/35	715,000		424,939
Detroit School District, School Building and Site Improvement Bonds (GO - Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,127,700
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	10,000,000		10,829,400
Huron Valley School District, GO Unlimited Tax (Insured; National Public Finance Guarantee Corp.)	0.00	5/1/18	6,270,000	[d]	6,173,003
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	2,500,000		2,849,675
Lansing Board of Water and Light, Utility System Revenue	5.50	7/1/41	2,500,000		2,840,325
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/45	5,000,000		5,522,950
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	1,500,000		1,699,485

14

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 5.2% (continued)
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	3,000,000		3,373,680
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/35	1,190,000		1,306,370
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,520,000		1,691,380
Michigan Hospital Finance Authority, Revenue (Ascension Health Senior Credit Group)	4.00	11/15/47	3,500,000		3,533,565
Michigan Public Educational Facilities Authority, LOR (Nataki Talibah Schoolhouse of Detroit Project)	6.50	10/1/30	2,265,000	[f,g]	509,670
Monroe County Economic Development Corporation, LOR (Detroit Edison Company Project) (Insured; National Public Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,500,480
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/22	3,000,000		3,301,380
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/29	1,700,000		1,910,715
				50,587,251
Minnesota - 2.9%
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.)	6.50	11/15/38	2,525,000		2,725,788
Minneapolis, Health Care System Revenue (Fairview Health Services) (Insured; Assured Guaranty Corp.) (Prerefunded)	6.50	11/15/18	475,000	[a]	519,831
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/22	1,210,000		1,395,408
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/26	1,000,000		1,131,340

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Minnesota - 2.9% (continued)
Minnesota, 911 Revenue (Public Safety Radio Communications System Project) (Prerefunded)	5.00	6/1/19	1,000,000	[a]	1,088,690
Minnesota Higher Education Facilities Authority, Revenue (Carleton College)	5.00	3/1/30	1,000,000		1,067,450
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/29	1,500,000		1,612,875
Minnesota Higher Education Facilities Authority, Revenue (University of Saint Thomas)	5.00	10/1/39	1,700,000		1,833,297
Northern Municipal Power Agency, Electric System Revenue	5.00	1/1/20	2,500,000		2,760,900
Rochester, Health Care Facilities Revenue (Mayo Clinic)	4.50	11/15/21	1,000,000		1,128,970
Rochester, Health Care Facilities Revenue (Mayo Clinic)	5.00	11/15/38	1,000,000		1,083,470
Saint Cloud, Health Care Revenue (CentraCare Health System Project) (Insured; Assured Guaranty Corp.) (Prerefunded)	5.50	5/1/19	2,000,000	[a]	2,190,720
Saint Louis Park, Health Care Facilities Revenue (Park Nicollet Health Services) (Prerefunded)	5.75	7/1/19	3,000,000	[a]	3,325,260
Southern Minnesota Municipal Power Agency, Power Supply System Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[d]	3,691,757
University of Minnesota Regents, GO	5.00	12/1/24	1,000,000		1,149,370
University of Minnesota Regents, GO	5.00	12/1/36	1,500,000		1,686,360
				28,391,486
Missouri - 1.1%
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,000,000		3,425,460
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (SSM Health Care)	5.00	6/1/29	4,000,000		4,535,160
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/31	2,000,000		2,268,660
				10,229,280
Nebraska - 1.2%
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/30	1,380,000		1,555,094

16

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Nebraska - 1.2% (continued)
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/37	5,050,000		5,614,893
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/38	3,655,000		4,063,848
				11,233,835
Nevada - .7%
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/22	3,910,000		4,452,200
Las Vegas Valley Water District, Limited Tax GO (Additionally Secured by Southern Nevada Water Authority Pledged Revenues)	5.00	6/1/42	2,500,000		2,787,800
				7,240,000
New Jersey - 1.7%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	2,250,000		2,321,190
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	1,400,000		1,467,816
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	4,000,000		4,160,560
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/29	1,000,000		1,120,220
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/29	5,000,000		5,672,150
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	1.12	1/1/30	2,500,000	[e]	2,300,000
				17,041,936
New Mexico - .5%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.27	8/1/19	5,000,000	[e]	4,980,550
New York - 8.1%
Long Island Power Authority, Electric System General Revenue (Prerefunded)	6.00	5/1/19	5,000,000	[a]	5,535,350
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue	5.00	11/15/32	1,850,000		2,095,883
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/28	2,500,000		2,826,375
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	2,500,000		2,926,000
Metropolitan Transportation Authority Hudson Rail Yards Trust, Obligations Revenue	5.00	11/15/51	5,000,000		5,370,200

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 8.1% (continued)
New York City, GO	5.00	4/1/23	2,055,000		2,371,141
New York City, GO	5.00	8/1/24	2,930,000		3,423,383
New York City, GO	5.00	3/1/25	3,300,000		3,895,617
New York City, GO	5.00	8/1/25	3,510,000		4,067,212
New York City, GO	5.00	8/1/25	2,500,000		2,927,600
New York City, GO	5.00	8/1/28	1,000,000		1,088,250
New York City, GO	5.00	10/1/36	2,500,000		2,814,850
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	2,500,000		2,792,975
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/37	5,340,000		6,060,099
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	4,000,000	[c]	4,193,440
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	2,500,000		2,994,950
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	9,090,000		10,522,675
New York State Thruway Authority, General Revenue	5.00	1/1/27	2,000,000		2,323,500
Port Authority of New York and New Jersey, (Consolidated Bonds, 184th Series)	5.00	9/1/39	5,000,000		5,671,400
Sales Tax Asset Receivable Corporation, Sales Tax Asset Revenue	5.00	10/15/19	3,000,000		3,309,060
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/31	2,030,000		2,272,220
				79,482,180
North Carolina - 1.0%
Durham, Water and Sewer Utility System Revenue	5.25	6/1/21	1,620,000		1,882,019
North Carolina Eastern Municipal Power Agency, Power System Revenue (Insured; ACA) (Escrowed to Maturity)	6.00	1/1/22	1,000,000		1,206,770
North Carolina Medical Care Commission, Health Care Facilities Revenue (University Health Systems of Eastern Carolina) (Prerefunded)	6.25	12/1/18	2,250,000	[a]	2,456,010
North Carolina Medical Care Commission, Health Care Facilities Revenue (Vidant Health)	5.00	6/1/32	3,050,000		3,410,296

18

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
North Carolina - 1.0% (continued)
University of North Carolina, System Pool Revenue (Pool General Trust Indenture of the Board of Governors of The University of North Carolina) (Prerefunded)	5.00	10/1/19	1,000,000	[a]	1,100,310
				10,055,405
Ohio - 4.4%
Allen County, Hospital Facilities Revenue (Catholic Healthcare Partners)	5.25	9/1/27	2,500,000		2,765,300
American Municipal Power Inc., Revenue (American Municipal Power Fremont Energy Center Project)	5.00	2/15/21	375,000		425,055
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	14,250,000	[d]	788,025
Butler County, Hospital Facilities Revenue (Kettering Health Network Obligated Group Project)	6.38	4/1/36	2,000,000		2,244,100
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	2,410,000		2,659,580
Butler County, Hospital Facilities Revenue (UC Health) (Prerefunded)	5.50	11/1/20	1,090,000	[a]	1,249,641
Cleveland, Airport System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/31	1,000,000		1,120,240
Cleveland State University, General Receipts Bonds	5.00	6/1/18	1,170,000		1,229,670
Cleveland-Cuyahoga County Port Authority, Cultural Facility Revenue (The Cleveland Museum of Art Project)	5.00	10/1/22	2,500,000		2,796,650
Cuyahoga Community College District, General Receipts Bonds (Prerefunded)	5.00	2/1/20	2,500,000	[a]	2,776,800
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.)	5.00	5/1/25	140,000		150,895
Kent State University, General Receipts Bonds (Insured; Assured Guaranty Corp.) (Prerefunded)	5.00	5/1/19	1,860,000	[a]	2,022,322
Lucas County, HR (ProMedica Healthcare Obligated Group)	5.75	11/15/31	1,200,000		1,381,584
Miami University, General Receipts Bonds	5.00	9/1/22	2,140,000		2,452,568
Ohio, Capital Facilities Lease-Appropriation Revenue (Mental Health Facilities Improvement Fund Projects)	5.00	2/1/24	1,800,000		2,018,880
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.50	1/1/43	2,500,000		2,581,550

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 4.4% (continued)
Ohio Higher Educational Facility Commission, Revenue (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,618,686
Ohio State University, General Receipts Bonds (Escrowed to Maturity)	5.00	12/1/23	40,000		48,056
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	2,000,000		2,266,220
Port of Greater Cincinnati Development Authority, Tax Increment Development Revenue (Fairfax Village Red Bank Infrastructure Project)	5.50	2/1/25	1,535,000	[c]	1,550,626
Toledo-Lucas County Port Authority, Development Revenue (Northwest Ohio Bond Fund) (Toledo School for the Arts Project)	5.50	5/15/28	1,925,000		1,952,143
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/28	1,500,000		1,639,350
University of Akron, General Receipts Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/29	1,000,000		1,092,020
University of Toledo, General Receipts Bonds	5.00	6/1/24	1,665,000		1,874,673
				42,704,634
Oregon - .2%
Oregon, GO (Alternate Energy Project) (Prerefunded)	6.00	10/1/18	1,400,000	[a]	1,513,498
Pennsylvania - 4.4%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/23	2,600,000		2,965,300
Centre County Hospital Authority, HR (Mount Nittany Medical Center Project)	5.00	11/15/46	1,750,000		1,909,863
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/46	9,185,000		10,169,632
Lancaster Parking Authority, Guaranteed Parking Revenue (Insured; AMBAC) (Prerefunded)	5.00	12/1/17	1,000,000	[a]	1,032,220
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	5,000,000		5,336,600

20

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 4.4% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[a]	2,685,100
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	270,000	[a]	286,862
Pennsylvania Turnpike Commission, Motor License Fund-Enchanced Turnpike Subordinate Special Revenue	5.00	12/1/26	3,750,000		4,427,175
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/35	2,000,000		2,237,320
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/24	5,000,000		5,775,500
Philadelphia School District, GO	5.00	9/1/35	3,500,000		3,761,660
State Public School Building Authority, School Lease Revenue (The School District of Philadelphia Project)	5.00	4/1/27	2,235,000		2,386,019
				42,973,251
Rhode Island - .3%
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/40	3,000,000		3,138,120
South Carolina - 1.1%
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	2,500,000		2,814,200
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	7,500,000		8,229,075
				11,043,275
Texas - 7.0%
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/28	1,500,000		1,700,265
Coastal Water Authority, Water Conveyance System Revenue (Insured; AMBAC) (Escrowed to Maturity)	6.25	12/15/17	1,145,000		1,188,899
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/35	3,000,000		3,321,360
Denton, Utility System Revenue	5.00	12/1/27	2,780,000		3,295,245
Fort Bend Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/26	1,835,000		2,176,677
Harris County, Tax Road GO	5.00	10/1/27	2,500,000		2,985,825
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Mortgage Revenue (Baylor College of Medicine)	5.00	11/15/24	4,135,000		4,829,184
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	3,000,000		3,363,000

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 7.0% (continued)
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/32	800,000	905,720
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/46	3,800,000	4,239,090
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	5,500,000	6,144,655
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	160,000	165,416
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.63	1/1/33	550,000	568,046
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/38	5,815,000	6,458,895
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/26	6,095,000	7,382,691
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	5,000,000	5,585,050
San Antonio, Electric and Gas Systems Revenue (Escrowed to Maturity)	5.50	2/1/20	255,000	286,656
San Antonio, Water System Revenue	5.00	5/15/36	4,000,000	4,392,720
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/27	3,705,000	4,324,587
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,759,875
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	2,500,000	2,763,425
				68,837,281
Utah - 1.0%
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/36	1,350,000	1,545,818
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/37	1,000,000	1,143,170
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	7,000,000	7,118,230
				9,807,218

22

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Virginia - .9%
Chesapeake Bay Bridge and Tunnel Commission District, General Resolution Revenue (Insured; Berkshire Hathaway Assurance Corporation) (Escrowed to Maturity)	5.50	7/1/25	1,000,000	1,179,860
Chesterfield County Economic Development Authority, PCR (Virginia Electric and Power Company Project)	5.00	5/1/23	1,000,000	1,080,810
Newport News, GO General Improvement Bonds and GO Water Bonds	5.25	7/1/22	1,000,000	1,189,830
Richmond Metropolitan Authority, Expressway Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	7/15/17	235,000	238,875
Virginia Housing Development Authority, Rental Housing Revenue	5.50	6/1/30	1,000,000	1,072,010
Washington County Industrial Development Authority, HR (Mountain States Health Alliance)	7.75	7/1/38	2,000,000	2,172,240
Winchester Economic Development Authority, HR (Valley Health System Obligated Group)	5.00	1/1/35	1,560,000	1,747,886
				8,681,511
Washington - 3.0%
Port of Seattle, Intermediate Lien Revenue	5.00	2/1/28	2,000,000	2,365,220
Port of Seattle, Intermediate Lien Revenue	5.00	3/1/35	3,000,000	3,370,650
Seattle, Drainage and Wastewater Improvement Revenue	5.00	5/1/23	4,965,000	5,881,142
Washington, GO (Various Purpose)	5.00	7/1/27	5,000,000	5,968,500
Washington, Motor Vehicle Fuel Tax GO (State Road 520 Corridor Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,532,974
Washington Health Care Facilities Authority, Mortgage Revenue (Highline Medical Center) (Collateralized; FHA) (Prerefunded)	6.25	8/1/18	3,485,000	[a] 3,749,407
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	5,000,000	5,441,300
				29,309,193
West Virginia - .5%
West Virginia University Board of Governors, University Improvement Revenue (West Virginia University Projects)	5.00	10/1/36	4,500,000	5,037,435
Wisconsin - 2.4%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	4,000,000	4,319,560

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.4% (continued)
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/35	7,000,000	7,770,980
Wisconsin, General Fund Annual Appropriation Bonds	5.75	5/1/33	1,810,000	1,979,706
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	5.00	11/15/29	4,500,000	5,238,855
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	4.00	11/15/46	2,000,000	2,015,260
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	2,000,000	2,178,860
				23,503,221
U.S. Related - .4%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,500,000	[d] 1,237,750
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,028,050
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,390,000	1,438,025
				3,703,825
Total Investments (cost $939,699,348)			98.9%	966,133,224
Cash and Receivables (Net)			1.1%	10,832,138
Net Assets			100.0%	976,965,362

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $10,474,966 or 1.07% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—rate shown is the interest rate in effect at period end.

f Non-income producing—security in default.

g The fund held Level 3 securities at February 28, 2017, these securities were valued at $509,670 or .05% of net assets.

24

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	21.2
Health Care	17.6
Utility-Electric	10.0
Utility-Water and Sewer	9.8
Education	7.8
Prerefunded	6.8
City	5.4
Special Tax	5.2
State/Territory	2.0
Lease	1.6
Asset-Backed	1.5
County	1.2
Industrial	.7
Pollution Control	.3
Housing	.2
Resource Recovery	.1
Other	7.5
98.9

† Based on net assets.

See notes to financial statements.

25

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	939,699,348	966,133,224
Cash		1,264,743
Interest receivable		10,689,971
Receivable for shares of Common Stock subscribed		384,108
Prepaid expenses		71,068
		978,543,114
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		453,845
Payable for shares of Common Stock redeemed		995,557
Accrued expenses		128,350
		1,577,752
Net Assets ($)		976,965,362
Composition of Net Assets ($):
Paid-in capital		964,963,420
Accumulated undistributed investment income—net		45,530
Accumulated net realized gain (loss) on investments		(14,477,464)
Accumulated net unrealized appreciation (depreciation) on investments		26,433,876
Net Assets ($)		976,965,362

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	459,447,620	33,369,936	303,203,867	1,012	180,942,927
Shares Outstanding	33,171,476	2,409,173	21,882,167	73	13,056,123
Net Asset Value Per Share ($)	13.85	13.85	13.86	13.86	13.86

See notes to financial statements.

27

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Interest Income	18,025,685
Expenses:
Management fee—Note 3(a)	3,017,250
Shareholder servicing costs—Note 3(c)	860,390
Distribution fees—Note 3(b)	128,941
Registration fees	67,419
Professional fees	48,498
Directors’ fees and expenses—Note 3(d)	43,517
Custodian fees—Note 3(c)	35,512
Prospectus and shareholders’ reports	20,240
Loan commitment fees—Note 2	13,568
Miscellaneous	45,018
Total Expenses	4,280,353
Less—reduction in expenses due to undertaking—Note 3(a)	(1,182,678)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,354)
Net Expenses	3,095,321
Investment Income—Net	14,930,364
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,174,243
Net unrealized appreciation (depreciation) on investments	(57,246,068)
Net Realized and Unrealized Gain (Loss) on Investments	(54,071,825)
Net (Decrease) in Net Assets Resulting from Operations	(39,141,461)

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	14,930,364	27,519,711
Net realized gain (loss) on investments	3,174,243	829,302
Net unrealized appreciation (depreciation) on investments	(57,246,068)	33,159,224
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,141,461)	61,508,237
Distributions to Shareholders from ($):
Investment income—net:
Class A	(7,205,708)	(15,336,272)
Class C	(364,052)	(647,298)
Class I	(4,427,493)	(5,050,376)
Class Y	(17)	(36)
Class Z	(2,887,564)	(6,405,491)
Total Distributions	(14,884,834)	(27,439,473)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,952,534	73,211,784
Class C	4,163,716	16,345,396
Class I	150,905,977	225,705,128
Class Z	2,420,264	2,882,277
Distributions reinvested:
Class A	6,025,552	12,730,301
Class C	264,993	468,637
Class I	3,198,451	3,853,087
Class Z	2,149,298	4,740,310
Cost of shares redeemed:
Class A	(78,483,828)	(52,752,797)
Class C	(5,438,510)	(5,612,368)
Class I	(115,669,040)	(29,532,022)
Class Z	(12,262,276)	(13,929,387)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(23,772,869)	238,110,346
Total Increase (Decrease) in Net Assets	(77,799,164)	272,179,110
Net Assets ($):
Beginning of Period	1,054,764,526	782,585,416
End of Period	976,965,362	1,054,764,526
Undistributed investment income—net	45,530	-

29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	1,348,234	5,095,220
Shares issued for distributions reinvested	431,926	887,798
Shares redeemed	(5,663,276)	(3,681,460)
Net Increase (Decrease) in Shares Outstanding	(3,883,116)	2,301,558
Class C
Shares sold	297,288	1,136,581
Shares issued for distributions reinvested	18,998	32,650
Shares redeemed	(392,917)	(391,259)
Net Increase (Decrease) in Shares Outstanding	(76,631)	777,972
Class I
Shares sold	10,767,533	15,676,854
Shares issued for distributions reinvested	229,315	267,593
Shares redeemed	(8,320,060)	(2,045,701)
Net Increase (Decrease) in Shares Outstanding	2,676,788	13,898,746
Class Z
Shares sold	172,010	200,866
Shares issued for distributions reinvested	153,947	330,467
Shares redeemed	(882,209)	(972,450)
Net Increase (Decrease) in Shares Outstanding	(556,252)	(441,117)

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended February 28, 2017			Year Ended August 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.57	14.02	14.10	13.21	14.27	13.43
Investment Operations:
Investment income—net[a]	.20	.43	.47	.52	.47	.53
Net realized and unrealized gain (loss) on investments	(.72)	.55	(.08)	.89	(1.06)	.83
Total from Investment Operations	(.52)	.98	.39	1.41	(.59)	1.36
Distributions:
Dividends from investment income—net	(.20)	(.43)	(.47)	(.52)	(.47)	(.52)
Net asset value, end of period	13.85	14.57	14.02	14.10	13.21	14.27
Total Return (%)[b]	(3.57)[c]	7.10	2.79	10.84	(4.30)	10.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.94	.94	.95	.97	.97
Ratio of net expenses to average net assets	.70[d]	.70	.70	.70	.70	.70
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[e]	.00[e]	-
Ratio of net investment income to average net assets	2.88[d]	3.02	3.32	3.83	3.37	3.78
Portfolio Turnover Rate	9.14[c]	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	459,448	540,019	487,129	510,428	579,728	271,110

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2017		Year Ended August 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.57	14.02	14.10	13.21	14.27	13.43
Investment Operations:
Investment income—net[a]	.15	.32	.36	.42	.37	.42
Net realized and unrealized gain (loss) on investments	(.72)	.55	(.08)	.89	(1.07)	.84
Total from Investment Operations	(.57)	.87	.28	1.31	(.70)	1.26
Distributions:
Dividends from investment income—net	(.15)	(.32)	(.36)	(.42)	(.36)	(.42)
Net asset value, end of period	13.85	14.57	14.02	14.10	13.21	14.27
Total Return (%)[b]	(3.93)[c]	6.30	2.02	10.03	(5.02)	9.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[d]	1.70	1.71	1.72	1.72	1.73
Ratio of net expenses to average net assets	1.45[d]	1.45	1.45	1.45	1.45	1.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[c]	.00[c]	-
Ratio of net investment income to average net assets	2.13[d]	2.25	2.57	3.09	2.60	3.02
Portfolio Turnover Rate	9.14[c]	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	33,370	36,229	23,940	23,333	29,450	23,532

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

32

Six Months Ended February 28, 2017			Year Ended August 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.58	14.02	14.11	13.22	14.28	13.44
Investment Operations:
Investment income—net[a]	.22	.46	.50	.54	.50	.55
Net realized and unrealized gain (loss) on investments	(.72)	.57	(.09)	.90	(1.06)	.85
Total from Investment Operations	(.50)	1.03	.41	1.44	(.56)	1.40
Distributions:
Dividends from investment income—net	(.22)	(.47)	(.50)	(.55)	(.50)	(.56)
Net asset value, end of period	13.86	14.58	14.02	14.11	13.22	14.28
Total Return (%)	(3.45)[b]	7.44	2.98	11.19	(4.15)	10.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[c]	.71	.70	.73	.72	.73
Ratio of net expenses to average net assets	.45[c]	.45	.45	.45	.45	.45
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[d]	.00[d]	-
Ratio of net investment income to average net assets	3.13[c]	3.19	3.56	3.98	3.57	3.97
Portfolio Turnover Rate	9.14[b]	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	303,204	280,013	74,412	37,874	13,365	12,340

a Based on average shares outstanding.

b Not annualized.

c Annualized.

d Amount represents less than .01%.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2017			Year Ended August 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	14.58	14.03	14.11	13.22	13.70
Investment Operations:
Investment income—net[b]	.23	.51	.51	.56	.09
Net realized and unrealized gain (loss) on investments	(.72)	.54	(.08)	.88	(.48)
Total from Investment Operations	(.49)	1.05	.43	1.44	(.39)
Distributions:
Dividends from investment income—net	(.23)	(.50)	(.51)	(.55)	(.09)
Net asset value, end of period	13.86	14.58	14.03	14.11	13.22
Total Return (%)	(3.38)[c]	7.60	3.07	11.14	(2.86)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.83[d]	3.31	4.19	1.18	.74[d]
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[e]	.00[d,e]
Ratio of net investment income to average net assets	3.27[d]	3.49	3.59	4.09	4.13[d]
Portfolio Turnover Rate	9.14[c]	8.21	11.76	21.67	34.19
Net Assets, end of period ($ x 1,000)	1	1	1	1	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

34

Six Months Ended February 28, 2017			Year Ended August 31,
Class Z Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	14.58	14.03	14.11	13.22	14.28	13.44
Investment Operations:
Investment income—net[a]	.22	.47	.50	.55	.50	.55
Net realized and unrealized gain (loss) on investments	(.72)	.54	(.08)	.89	(1.06)	.84
Total from Investment Operations	(.50)	1.01	.42	1.44	(.56)	1.39
Distributions:
Dividends from investment income—net	(.22)	(.46)	(.50)	(.55)	(.50)	(.55)
Net asset value, end of period	13.86	14.58	14.03	14.11	13.22	14.28
Total Return (%)	(3.46)[b]	7.34	3.03	11.06	(4.12)	10.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[c]	.71	.69	.73	.72	.76
Ratio of net expenses to average net assets	.47[c]	.49	.47	.50	.49	.50
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.00[b]	.00[b]	-
Ratio of net investment income to average net assets	3.11[c]	3.25	3.55	4.02	3.53	3.98
Portfolio Turnover Rate	9.14[b]	8.21	11.76	21.67	34.19	22.11
Net Assets, end of period ($ x 1,000)	180,943	198,501	197,104	203,899	201,872	238,329

a Based on average shares outstanding.

b Not Annualized.

c  Annualized.

d Amount represents less than .01%.

See notes to financial statements.

35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (100 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of February 28, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

36

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	965,623,554	509,670	966,133,224

†  See Statement of Investments for additional detailed categorizations.

38

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	679,274
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(169,604)
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2017	509,670
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 2/28/2017	(169,604)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $17,965,643 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. If not applied, $3,176,229 of the carryover expires in fiscal year 2017, $5,287,194 expires in fiscal year 2018 and $2,338,736 expires in fiscal year 2019. The fund has $3,835,738 of post-enactment short-term capital losses and $3,327,746 of post-enactment long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: tax-exempt income $27,424,717 and ordinary income $14,756. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes,

40

including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2016 through January 1, 2018 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. Dreyfus may terminate this agreement upon at least 90 days prior notice to shareholders, but has committed not to do so until at least January 1, 2018. The reduction in expenses, pursuant to the Agreement, amounted to $1,182,678 during the period ended February 28, 2017.

During the period ended February 28, 2017, the Distributor retained $12,879 from commissions earned on sales of the fund’s Class A shares and $5,939 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $128,941 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

February 28, 2017, Class A and Class C shares were charged $626,768 and $42,980, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2017, Class Z shares were charged $20,125 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $60,419 for transfer agency services and $3,190 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2,354.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $35,512 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2017, the fund was charged $2,162 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

42

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $448,074, Distribution Plan fees $19,097, Shareholder Services Plan fees $100,427, custodian fees $46,187, Chief Compliance Officer fees $4,670 and transfer agency fees $27,695, which are offset against an expense reimbursement currently in effect in the amount of $192,305.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $91,364,668 and $92,302,042, respectively.

At February 28, 2017, accumulated net unrealized appreciation on investments was $26,433,876, consisting of $42,783,113 gross unrealized appreciation and $16,349,237 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

44

applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods and above the Performance Universe median for all periods except for the three-year period when it was slightly below the median. The Board also noted that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods. The Board noted the relative proximity of the fund’s total return and/or yield performance to the Performance Group and/or Performance Universe median during certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians (actual total expenses were the lowest in the Expense Group).

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until January 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’

45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the

46

contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

47

NOTES

48

NOTES

49

For More Information

Dreyfus AMT-Free Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0319SA0217

Dreyfus High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Municipal Bond Fund, covering the six-month period from September 1, 2016 through February 28, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After rallying in response to stabilizing commodity prices, improving global economic data, and better-than-expected corporate earnings, stocks and corporate-backed bonds generally produced flat returns in September. Meanwhile, U.S. government securities began to give back previous gains in anticipation of higher inflation and short-term interest-rate hikes from U.S. monetary policymakers. Stock prices moderated in the weeks before U.S. elections in November, but equity markets subsequently rallied to a series of new highs over the remainder of the reporting period as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. In the bond market, yields surged higher and prices fell after the election, while lower rated corporate-backed bonds continued to advance in anticipation of a more business-friendly political climate.

U.S. political developments and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
March 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period of September 1, 2016 through February 28, 2017, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2017, Dreyfus High Yield Municipal Bond Fund’s Class A shares achieved a -3.81% total return, Class C shares returned -4.26%, Class I shares returned -3.71%, Class Y shares returned -3.68%, and Class Z shares returned
-3.76%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of -2.80%.2

Municipal bonds produced moderate losses in a volatile market amid rising interest rates and political uncertainty. The fund lagged the Index, mainly due to weakness among high yield tobacco settlement bonds.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by Dreyfus. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by Dreyfus.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Political and Technical Factors Fueled Market Volatility

After producing relatively strong returns earlier in 2016, volatility began to increase near the start of the reporting period when issuers came to market with a flood of new municipal securities in anticipation of a short-term interest rate hike from the Federal Reserve Board. Market declines accelerated immediately after U.S. elections in November in response to the unexpected election of a new presidential administration, which immediately sparked uncertainty regarding potential changes in tax policy. Municipal bonds subsequently recouped some of their previous losses when investors recognized that tax reform will take time and political capital to enact. Nonetheless, the Index posted moderate losses for the reporting period overall.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Tobacco Settlement Bonds Dampened Relative Results

The fund’s relative performance was undermined by high yield bonds backed by the states’ settlement of litigation with U.S. tobacco companies. These securities, which are not represented in the Index, were hurt by declining tobacco consumption trends and higher cigarette taxes in California. Although tobacco settlement bonds later rallied, it was not enough to fully offset previous weakness. In addition, the fund held no exposure to high yield bonds from Puerto Rico, which continued to experience severe economic and fiscal problems. The fund’s performance compared to the Index also was hindered by its relatively long average duration, which made it more sensitive to rising interest rates.

On a more positive note, the fund’s allocation strategy added value during the reporting period. An overweighted position in revenue-backed bonds and underweighted exposure to general obligation bonds bolstered relative results, and the fund achieved especially favorable results from securities issued on behalf of toll roads, airlines, and charter schools. A relatively light position in securities from the City of Chicago, which continued to struggle with public pension funding shortfalls, also helped support the fund’s performance. Moreover, the fund provided a higher yield than the Index, and none of its holdings defaulted during the reporting period.

A Constructive Investment Outlook

The national municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective, and the reinvestment of interest payments helped support bond prices in January. However, we are aware that seasonal factors tend to weigh on market averages in the spring, when selling pressure increases to raise cash for income tax payments.

We have maintained the fund’s emphasis on revenue-backed municipal bonds, including high yield tobacco settlement bonds. Meanwhile, we are trimming some of the fund’s more volatile investment-grade holdings, and in light of rising interest rates, we have shifted our focus from bonds with 30-year maturities to those with maturities in the 20-year range.

March 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1  Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Municipal Bond Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 5.01	$ 8.74	$ 3.84	$ 3.65	$ 4.48
Ending value (after expenses)	$ 961.90	$ 957.40	$ 962.90	$ 963.20	$ 962.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 5.16	$ 9.00	$ 3.96	$ 3.76	$ 4.61
Ending value (after expenses)	$ 1,019.69	$ 1,015.87	$ 1,020.88	$ 1,021.08	$ 1,020.23

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.80% for Class C, .79% for Class I, .75% for Class Y and .92% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Long-Term Municipal Investments - 97.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 6.0%
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/35	1,350,000		1,392,876
Birmingham Special Care Facilities Financing Authority, Improvement Revenue (Methodist Home for the Aging)	5.75	6/1/45	750,000		766,118
Jefferson County, Limited Obligation School Warrants	5.25	1/1/20	1,500,000		1,505,805
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/24	5,000,000	[a]	3,950,650
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	2,000,000		2,317,820
				9,933,269
Alaska - 1.5%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	2,650,000		2,498,844
Arizona - 5.2%
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools Projects)	5.00	7/1/46	1,000,000	[b]	993,840
Phoenix Industrial Development Authority, Education Facility Revenue (BASIS Schools, Inc. Projects)	5.00	7/1/45	1,500,000	[b]	1,493,145
Phoenix Industrial Development Authority, Education Facility Revenue (Legacy Traditional Schools Project)	6.75	7/1/44	1,000,000	[b]	1,130,270
Pima County Industrial Development Authority, Education Facilities Revenue (Sonoran Science Academy Tucson Project)	5.75	12/1/37	2,750,000		2,751,045
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	2,055,000		2,345,988
				8,714,288
California - 8.6%
Anaheim Community Facilities District Number 08-1, Special Tax Revenue (Platimum Triangle)	4.00	9/1/46	2,000,000		1,916,360
California Statewide Communities Development Authority, Revenue (Bentley School)	7.00	7/1/40	1,075,000		1,220,512
California Statewide Communities Development Authority, Revenue (California Baptist University)	6.38	11/1/43	2,000,000		2,185,680
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.00	12/1/36	1,000,000	[b]	1,049,040

6

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 8.6% (continued)
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.25	12/1/56	1,000,000	[b]	1,054,660
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	10,000,000	[c]	1,359,400
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	5.13	6/1/47	1,000,000		999,940
Placentia-Yorba Linda Unified School District, GO	0.00	8/1/49	11,605,000	[c]	2,752,010
San Buenaventura, Revenue (Community Memorial Health System)	7.50	12/1/41	1,500,000		1,750,050
				14,287,652
Colorado - 1.4%
Belleview Station Metropolitan District Number 3, GO	5.00	12/1/36	1,000,000		1,014,480
Dominion Water and Sanitation District, Tap Fee Revenue	6.00	12/1/46	1,300,000		1,301,638
				2,316,118
Connecticut - 1.0%
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	1,500,000		1,672,410
Florida - 4.1%
Cape Coral Health Facilities Authority, Senior Housing Revenue (Gulf Care, Inc. Project)	5.88	7/1/40	1,000,000	[b]	1,049,620
Davie, Educational Facilities Revenue (Nova Southeastern University Project)	5.63	4/1/43	1,000,000		1,111,580
Florida Development Finance Corporation, Educational Facilities Revenue (Miami Arts Charter School Project)	5.88	6/15/34	1,250,000	[b]	1,272,112
Jacksonville Economic Development Commission, Health Care Facilities Revenue (Florida Proton Therapy Institute Project)	6.25	9/1/27	1,000,000	[b]	1,008,270
Palm Bay, Educational Facilities Revenue (Patriot Charter School Project)	7.00	7/1/36	4,000,000	[d,e]	1,599,640
Village Community Development District Number 10, Special Assessment Revenue	6.00	5/1/44	700,000		793,373
				6,834,595
Georgia - .7%
Atlanta Development Authority, Senior Lien Revenue (New Downtown Atlanta Stadium Project)	5.25	7/1/40	1,000,000		1,143,490

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 9.0%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/34	1,000,000	1,080,670
Chicago, General Airport Third Lien Revenue (Chicago O'Hare International Airport)	5.63	1/1/35	1,240,000	1,389,271
Chicago, GO (Project and Refunding Series)	6.00	1/1/38	1,000,000	1,032,150
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/39	1,000,000	1,063,920
Illinois Finance Authority, Revenue (Plymouth Place, Inc.)	5.00	5/15/37	1,000,000	1,009,320
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	1,000,000	1,144,690
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/28	1,250,000	1,308,062
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	0.00	12/15/51	20,245,000	[c] 3,056,388
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,000,000	1,137,690
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.50	4/1/31	1,000,000	1,122,500
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	1,500,000	1,616,730
				14,961,391
Indiana - 1.7%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/36	1,000,000	1,119,450
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	1,500,000	1,674,105
				2,793,555
Iowa - 2.1%
Iowa Finance Authority, Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project)	5.25	12/1/25	2,500,000	2,521,850
Tobacco Settlement Authority of Iowa, Tobacco Settlement Asset-Backed Bonds	5.60	6/1/34	1,000,000	1,000,140
				3,521,990
Kentucky - .5%
Paducah Electric Plant Board, Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/35	750,000	837,083
Louisiana - 4.5%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	1,500,000	1,542,795

8

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Louisiana - 4.5% (continued)
Louisiana Public Facilities Authority, Revenue (SUSLA Facilities, Inc. Project)	5.75	7/1/39	3,800,000	3,804,256
New Orleans, Water Revenue	5.00	12/1/34	1,000,000	1,108,260
New Orleans, Water Revenue	5.00	12/1/40	1,000,000	1,098,010
				7,553,321
Maine - 1.0%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	1,500,000	1,703,070
Michigan - 6.5%
Detroit, Water Supply System Senior Lien Revenue	5.00	7/1/31	1,000,000	1,069,870
Michigan Finance Authority, HR (Trinity Health Credit Group)	5.00	12/1/45	2,380,000	2,620,547
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	1,000,000	1,124,560
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Second Lien Local Project Bonds)	5.00	7/1/34	1,000,000	1,081,340
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; National Public Finance Guarantee Corp.)	5.00	7/1/36	500,000	545,460
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,400,000	1,360,450
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/52	50,275,000	[c] 2,981,810
				10,784,037
Minnesota - 1.4%
Saint Paul Housing and Redevelopment Authority, Hospital Facility Revenue (HealthEast Care System Project)	5.00	11/15/25	2,145,000	2,318,359
Missouri - 1.3%
Missouri Health and Educational Facilities Authority, Revenue (Lutheran Senior Services Projects)	5.00	2/1/46	1,000,000	1,043,860

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.3% (continued)
Missouri Health and Educational Facilities Authority, Senior Living Facilities Revenue (Lutheran Senior Services Projects)	5.00	2/1/36	1,000,000		1,045,360
				2,089,220
New Jersey - 7.0%
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/40	1,250,000		1,270,912
New Jersey Economic Development Authority, Special Facility Revenue (Continental Airlines, Inc. Project)	5.13	9/15/23	1,000,000		1,059,950
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/41	1,000,000		1,070,010
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	4.63	6/1/26	1,000,000		1,000,040
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/41	4,000,000	[c]	1,012,800
Tobacco Settlement Financing Corporation of New Jersey, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/41	6,360,000		6,160,614
				11,574,326
New Mexico - 1.5%
Farmington, PCR (Public Service Company of New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,436,852
New York - 4.4%
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	2,500,000	[b]	2,620,900
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group) (Prerefunded)	6.25	12/1/18	1,000,000	[f]	1,092,150
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	500,000		526,670
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	2,000,000		2,105,760
Niagara Area Development Corporation, Solid Waste Disposal Facility Revenue (Covanta Energy Project)	5.25	11/1/42	1,000,000	[b]	1,006,660
				7,352,140
Ohio - 5.6%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	5.88	6/1/30	1,000,000		966,860

10

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 5.6% (continued)
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	26,000,000	[c]	1,437,800
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	6.50	6/1/47	4,200,000		4,196,136
Hamilton County, Healthcare Improvement Revenue (Life Enriching Communities Project)	5.00	1/1/51	1,000,000		1,018,540
Southeastern Ohio Port Authority, Hospital Facilities Improvement Revenue (Memorial Health System Obligated Group Project)	6.00	12/1/42	1,500,000		1,645,560
				9,264,896
Oregon - .7%
Warm Springs Reservation Confederated Tribes, Hydroelectric Revenue (Pelton Round Butte Project)	6.38	11/1/33	1,000,000		1,071,560
Pennsylvania - 4.8%
Crawford County Hospital Authority, HR (Meadville Medical Center Project)	6.00	6/1/46	1,000,000		1,003,200
Montgomery County Industrial Development Authority, Retirement Community Revenue (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/36	2,500,000		2,668,300
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,065,340
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/36	1,000,000		1,115,450
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Health System Revenue (Geisinger Health System)) Non-recourse	5.13	6/1/35	2,000,000	[b,g]	2,160,300
				8,012,590
Rhode Island - .7%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Care New England Issue)	5.00	9/1/36	1,200,000		1,207,212
Tennessee - 1.0%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, Revenue (Vanderbilt University Medical Center)	5.00	7/1/46	1,500,000		1,645,305

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Texas - 10.6%
Arlington Higher Education Finance Corporation, Revenue (Uplift Education)	5.00	12/1/46	1,100,000		1,148,345
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/45	1,000,000		1,079,850
Clifton Higher Education Finance Corporation, Education Revenue (International Leadership of Texas)	5.75	8/15/45	1,500,000		1,535,250
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	6.00	12/1/30	1,000,000		1,097,350
Clifton Higher Education Finance Corporation, Education Revenue (Uplift Education)	4.50	12/1/44	1,500,000		1,490,490
Harris County-Houston Sports Authority, Senior Lien Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/15/49	8,000,000	[c]	1,756,000
Houston, Airport System Special Facilities Revenue (Continental Airlines, Inc. Terminal Improvement Projects)	6.50	7/15/30	1,500,000		1,648,920
Houston, Airport System Subordinate Lien Revenue (Insured; XLCA)	1.42	7/1/32	950,000	[h]	883,500
New Hope Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Westminster Project)	5.00	11/1/40	1,000,000		1,029,310
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Air Force Villages Obligated Group Project)	5.00	5/15/37	1,500,000		1,492,335
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue (Buckingham Senior Living Community, Inc. Project)	5.25	11/15/35	1,000,000		1,022,370
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, LLC State Highway 288 Toll Lanes Project)	5.00	12/31/55	1,000,000		1,050,440
Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue (Blueridge Transportation Group, State Highway 288 Toll Lanes Project)	5.00	12/31/50	1,000,000		1,052,090
Texas Public Finance Authority Charter School Finance Corporation, Education Revenue (Burnham Wood Charter School Project)	6.25	9/1/36	1,365,000		1,386,185
				17,672,435

12

Long-Term Municipal Investments - 97.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Virginia - 2.1%
Chesterfield County Economic Development Authority, Retirement Facilities First Mortgage Revenue (Brandermill Woods Project)	5.13	1/1/43	155,000	156,443
Fairfax County Economic Development Authority, Residential Care Facilities Mortgage Revenue (Goodwin House, Inc.)	5.00	10/1/42	1,750,000	1,875,230
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project)	5.00	7/1/45	1,000,000	[b] 1,015,270
Virginia College Building Authority, Educational Facilities Revenue (Marymount University Project) (Green Bonds)	5.00	7/1/45	500,000	[b] 507,635
				3,554,578
Washington - .8%
Washington Housing Finance Commission, Nonprofit Housing Revenue (Presbyterian Retirement Communities Northwest Projects)	5.00	1/1/46	1,300,000	[b] 1,299,909
U.S. Related - 1.7%
Guam Waterworks Authority, Water and Wastewater System Revenue	5.63	7/1/40	1,765,000	1,871,359
Puerto Rico Commonwealth, Public Improvement GO (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/35	1,000,000	1,023,920
				2,895,279
Total Investments (cost $157,442,347)			97.4%	161,949,774
Cash and Receivables (Net)			2.6%	4,369,280
Net Assets			100.0%	166,319,054

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $17,661,631 or 10.62% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Non-income producing—security in default.

e The fund held Level 3 securities at February 28, 2017, these securities were valued at $1,599,640 or .96% of net assets.

f These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

g Collateral for floating rate borrowings.

h Variable rate security—rate shown is the interest rate in effect at period end.

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Health Care	21.4
Education	17.9
Utility-Water and Sewer	9.2
Transportation Services	7.8
Asset-Backed	7.6
Special Tax	6.0
Utility-Electric	5.0
Industrial	4.7
Pollution Control	2.1
City	1.2
Resource Recovery	.8
County	.7
Other	13.0
97.4

† Based on net assets.

See notes to financial statements.

14

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

15

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	157,442,347	161,949,774
Cash		3,480,097
Interest receivable		1,788,862
Receivable for shares of Common Stock subscribed		446,904
Prepaid expenses		44,305
		167,709,942
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		125,329
Payable for floating rate notes issued—Note 4		1,000,000
Payable for shares of Common Stock redeemed		195,719
Interest and expense payable related to floating rate notes issued—Note 4		3,913
Accrued expenses		65,927
		1,390,888
Net Assets ($)		166,319,054
Composition of Net Assets ($):
Paid-in capital		195,672,775
Accumulated undistributed investment income—net		78,281
Accumulated net realized gain (loss) on investments		(33,939,429)
Accumulated net unrealized appreciation (depreciation) on investments		4,507,427
Net Assets ($)		166,319,054

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	47,765,101	19,071,881	35,910,256	3,107,860	60,463,956
Shares Outstanding	4,049,066	1,617,093	3,049,286	263,643	5,133,624
Net Asset Value Per Share ($)	11.80	11.79	11.78	11.79	11.78

See notes to financial statements.

16

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Interest Income	4,143,433
Expenses:
Management fee—Note 3(a)	508,218
Shareholder servicing costs—Note 3(c)	126,850
Distribution/Service Plan fees—Note 3(b)	114,649
Registration fees	43,972
Professional fees	28,497
Prospectus and shareholders’ reports	9,028
Directors’ fees and expenses—Note 3(d)	7,293
Interest and expense related to floating rate notes issued—Note 4	7,257
Custodian fees—Note 3(c)	6,640
Loan commitment fees—Note 2	2,165
Miscellaneous	20,573
Total Expenses	875,142
Less—reduction in fees due to earnings credits—Note 3(c)	(463)
Net Expenses	874,679
Investment Income—Net	3,268,754
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,318,894
Net unrealized appreciation (depreciation) on investments	(12,942,751)
Net Realized and Unrealized Gain (Loss) on Investments	(10,623,857)
Net (Decrease) in Net Assets Resulting from Operations	(7,355,103)

See notes to financial statements.

17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	3,268,754	7,391,274
Net realized gain (loss) on investments	2,318,894	(3,944,783)
Net unrealized appreciation (depreciation) on investments	(12,942,751)	14,816,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,355,103)	18,263,378
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,036,233)	(2,251,242)
Class C	(296,209)	(696,826)
Class I	(590,461)	(917,093)
Class Y	(81,580)	(236,182)
Class Z	(1,185,990)	(3,150,931)
Net realized gain on investments:
Class A	(39,363)	(15,277)
Class C	(14,226)	(5,417)
Class I	(20,670)	(5,221)
Class Y	(2,462)	(1,756)
Class Z	(44,715)	(20,835)
Total Distributions	(3,311,909)	(7,300,780)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	11,485,610	30,821,480
Class C	2,125,302	6,508,345
Class I	22,112,491	20,660,953
Class Y	294,800	2,884,816
Class Z	838,244	3,807,446
Distributions reinvested:
Class A	733,579	1,621,403
Class C	185,932	393,695
Class I	476,386	641,267
Class Y	64,940	178,794
Class Z	980,701	2,537,174
Cost of shares redeemed:
Class A	(25,705,532)	(8,387,992)
Class C	(2,897,246)	(2,970,613)
Class I	(17,939,588)	(4,492,962)
Class Y	(1,771,417)	(1,551,677)
Class Z	(3,490,659)	(6,944,540)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(12,506,457)	45,707,589
Total Increase (Decrease) in Net Assets	(23,173,469)	56,670,187
Net Assets ($):
Beginning of Period	189,492,523	132,822,336
End of Period	166,319,054	189,492,523
Undistributed investment income—net	78,281	-

18

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	983,352	2,541,373
Shares issued for distributions reinvested	62,329	133,852
Shares redeemed	(2,185,869)	(693,416)
Net Increase (Decrease) in Shares Outstanding	(1,140,188)	1,981,809
Class C
Shares sold	176,752	533,919
Shares issued for distributions reinvested	15,846	32,519
Shares redeemed	(249,376)	(247,939)
Net Increase (Decrease) in Shares Outstanding	(56,778)	318,499
Class I
Shares sold	1,898,932	1,681,765
Shares issued for distributions reinvested	40,564	52,918
Shares redeemed	(1,523,454)	(371,926)
Net Increase (Decrease) in Shares Outstanding	416,042	1,362,757
Class Y
Shares sold	25,667	244,537
Shares issued for distributions reinvested	5,526	14,818
Shares redeemed	(154,667)	(126,560)
Net Increase (Decrease) in Shares Outstanding	(123,474)	132,795
Class Z
Shares sold	71,174	315,111
Shares issued for distributions reinvested	83,640	209,831
Shares redeemed	(298,578)	(577,837)
Net Increase (Decrease) in Shares Outstanding	(143,764)	(52,895)

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 217	Year Ended August 31,
(Unaudited)		2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	12.51	11.63		11.63		10.90	12.11		11.14
Investment Operations:
Investment income—net [a]	.23	.56		.50		.54	.52		.52
Net realized and unrealized gain (loss) on investments	(.71)	.88		.00	[b]	.73	(1.23)		.98
Total from Investment Operations	(.48)	1.44		.50		1.27	(.71)		1.50
Distributions:
Dividends from investment income—net	(.22)	(.56)		(.49)		(.53)	(.50)		(.51)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.23)	(.56)		(.50)		(.54)	(.50)		(.53)
Net asset value, end of period	11.80	12.51		11.63		11.63	10.90		12.11
Total Return (%)[c]	(3.81)[d]	12.71		4.38		11.95	(6.13)		13.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[e]	1.03		1.03		1.04	1.01		1.02
Ratio of net expenses to average net assets	1.03[e]	1.03		1.03		1.04	1.01		1.02
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01		.00	[f]	.01	.00	[f]	.00	[f]
Ratio of net investment income to average net assets	3.85[c]	4.68		4.26		4.82	4.23		4.48
Portfolio Turnover Rate	12.74[d]	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	47,765	64,917		37,305		49,626	44,234		58,786

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

20

Six Months Ended
Class C Shares	February 28, 217	Year Ended August 31,
(Unaudited)		2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	12.51	11.64		11.64		10.91	12.12		11.15
Investment Operations:
Investment income—net [a]	.18	.49		.41		.46	.42		.43
Net realized and unrealized gain (loss) on investments	(.71)	.86		.00	[b]	.73	(1.22)		.98
Total from Investment Operations	(.53)	1.35		.41		1.19	(.80)		1.41
Distributions:
Dividends from investment income—net	(.18)	(.48)		(.40)		(.45)	(.41)		(.42)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.19)	(.48)		(.41)		(.46)	(.41)		(.44)
Net asset value, end of period	11.79	12.51		11.64		11.64	10.91		12.12
Total Return (%)[c]	(4.26)[d]	11.89		3.58		11.09	(6.82)		12.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[e]	1.80		1.80		1.81	1.77		1.78
Ratio of net expenses to average net assets	1.80[e]	1.80		1.80		1.81	1.77		1.78
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01		.00	[f]	.01	.00	[f]	.00	[f]
Ratio of net investment income to average net assets	3.09[e]	4.08		3.51		4.07	3.49		3.72
Portfolio Turnover Rate	12.74[d]	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	19,072	20,935		15,780		16,748	21,784		29,494

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	February 28, 217	Year Ended August 31,
(Unaudited)		2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	12.49	11.61		11.62		10.88	12.09		11.12
Investment Operations:
Investment income—net [a]	.24	.58		.53		.57	.55		.54
Net realized and unrealized gain (loss) on investments	(.71)	.89		(.01)		.74	(1.23)		.99
Total from Investment Operations	(.47)	1.47		.52		1.31	(.68)		1.53
Distributions:
Dividends from investment income—net	(.23)	(.59)		(.52)		(.56)	(.53)		(.54)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.24)	(.59)		(.53)		(.57)	(.53)		(.56)
Net asset value, end of period	11.78	12.49		11.61		11.62	10.88		12.09
Total Return (%)	(3.71)[c]	13.02		4.63		12.24	(5.91)		14.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79[d]	.80		.79		.79	.75		.78
Ratio of net expenses to average net assets	.79[d]	.80		.78		.79	.75		.78
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01		.00	[e]	.01	.00	[e]	.00	[e]
Ratio of net investment income to average net assets	4.09[d]	4.91		4.52		5.08	4.48		4.70
Portfolio Turnover Rate	12.74[c]	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	35,910	32,885		14,756		15,645	15,619		21,048

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

22

Six Months Ended
Class Y Shares	February 28, 2017	Year Ended August 31,
(Unaudited)		2016		2015	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	12.50	11.61		11.62	10.89	11.59
Investment Operations:
Investment income—net [b]	.25	.60		.54	.51	.11
Net realized and unrealized gain (loss) on investments	(.71)	.87		(.01)	.79	(.72)
Total from Investment Operations	(.46)	1.47		.53	1.30	(.61)
Distributions:
Dividends from investment income—net	(.24)	(.58)		(.53)	(.56)	(.09)
Dividends from net realized gain on investments	(.01)	(.00)	[c]	(.01)	(.01)	-
Total Distributions	(.25)	(.58)		(.54)	(.57)	(.09)
Net asset value, end of period	11.79	12.50		11.61	11.62	10.89
Total Return (%)	(3.68)[d]	12.99		4.67	12.25	(5.35)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[e]	.76		.78	.94	.81	[e]
Ratio of net expenses to average net assets	.75[e]	.75		.75	.84	.81	[e]
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[e]	.01		.01	.01	.00	[e,f]
Ratio of net investment income to average net assets	4.12[e]	4.91		4.58	5.28	5.62	[e]
Portfolio Turnover Rate	12.74[d]	12.46		26.66	21.00	17.40
Net Assets, end of period ($ x 1,000)	3,108	4,840		2,954	316	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

f Amount represents less than .01%.

See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Z Shares	February 28, 217	Year Ended August 31,
(Unaudited)		2016		2015		2014	2013		2012
Per Share Data ($):
Net asset value, beginning of period	12.49	11.64		11.64		10.91	12.12		11.14
Investment Operations:
Investment income—net [a]	.23	.61		.51		.56	.53		.53
Net realized and unrealized gain (loss) on investments	(.70)	.84		.01		.73	(1.23)		.99
Total from Investment Operations	(.47)	1.45		.52		1.29	(.70)		1.52
Distributions:
Dividends from investment income—net	(.23)	(.60)		(.51)		(.55)	(.51)		(.52)
Dividends from net realized gain on investments	(.01)	(.00)	[b]	(.01)		(.01)	(.00)	[b]	(.02)
Total Distributions	(.24)	(.60)		(.52)		(.56)	(.51)		(.54)
Net asset value, end of period	11.78	12.49		11.64		11.64	10.91		12.12
Total Return (%)	(3.76)[c]	12.78		4.58		11.96	(6.05)		13.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[d]	.93		.93		.93	.92		.95
Ratio of net expenses to average net assets	.92[d]	.93		.92		.93	.92		.95
Ratio of interest and expense related to floating rate notes issued to average net assets	.01[d]	.01		.00	[e]	.01	.00	[e]	.00	[e]
Ratio of net investment income to average net assets	3.99[d]	5.06		4.38		4.94	4.33		4.56
Portfolio Turnover Rate	12.74[c]	12.46		26.66		21.00	17.40		26.27
Net Assets, end of period ($ x 1,000)	60,464	65,915		62,027		66,925	71,479		88,092

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

26

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	160,350,134	1,599,640	161,949,774
Liabilities ($)
Floating Rate Notes††	-	(1,000,000)	-	(1,000,000)

†  See Statement of Investments for additional detailed categorizations.

††  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 8/31/2016	1,599,840
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(200)
Purchases/issuances	-
Sales/dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2017	1,599,640
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 2/28/2017	(200)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

28

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $36,684,326 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. If not applied, $7,033,387 of the carryover expires in fiscal year 2017, $10,523,962 expires in fiscal year 2018 and $5,919,280 expires in fiscal year 2019. The fund has $3,849,437 of post-enactment short-term capital losses and $9,358,260 of post-enactment long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: tax-exempt income $7,236,621 and ordinary income $64,159. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2017, the Distributor retained $3,221 from commissions earned on sales of the fund’s Class A shares and $3,300 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2017, Class C shares were charged $73,992 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2017, Class Z shares were charged $40,657 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2017, Class A and Class C shares were charged $68,971 and $24,664, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

30

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $12,540 for transfer agency services and $624 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $463.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $6,640 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2017, the fund was charged $280 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $75,427, Distribution Plan fees $16,871, Shareholder Services Plan fees $13,094, custodian fees $10,584, Chief Compliance Officer fees $4,670 and transfer agency fees $4,683.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended February 28, 2017, redemption fees charged and retained by the fund amounted to $5,543.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $21,432,456 and $31,200,816, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

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The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2017 was approximately $1,000,000, with a related weighted average annualized interest rate of 1.46%.

At February 28, 2017, accumulated net unrealized appreciation on investments was $4,507,427, consisting of $10,086,563 gross unrealized appreciation and $5,579,136 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

34

applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that (i) the fund’s total return performance for Class A shares was above the Performance Group median for all periods except for the four-year period and at or above the Performance Universe median for all periods except the five-year period and (ii) the fund’s total return performance for Class Z shares was above the Performance Group and Performance Universe medians for all periods except for the ten-year period when it was below the Performance Group median. The Board also noted that the fund’s yield performance was (i) for Class A shares, above the Performance Group median for four of the nine one-year periods ended September 30th and at or above the Performance Universe median for six of the nine one-year periods and (ii) for Class Z shares, at or above the Performance Group median for nine of the ten one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods. The Board noted the relative proximity of the fund’s total return and/or yield performance to the Performance Group and/or Performance Universe median during certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other

36

Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus High Yield Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6165SA0217

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 28, 2017

By: /s/ James Windels
James Windels Treasurer
Date:	April 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)